SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 reportable_segment customer	Dec. 31, 2012 vessel market customer	Dec. 31, 2011 customer
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	$ 37,546	$ 37,315	$ 55,497
Number of reportable segments	1
Number of operating segments		2
Number of VLCCs sold		3
Number of VLCCs operated in tanker market		4
Revenue, number of major customers	3	3	6
Percent of revenue from single customer (in hundredths)	10.00%	10.00%	10.00%
Name of Major Customer 1 {Member}
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	17,000	17,400	19,200
Name of Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	5,000	11,600	16,100
Name of Major Customer 3 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	4,300	5,100	14,700
Name of Major Customer 4 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market			11,600
Name of Major Customer 5 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market			11,600
Name of Major Customer 6 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market			10,000
Drybulk Carrier Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	$ 37,546	$ 37,315	$ 55,497